Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Foreign currency translation adjustments	$ (244)	$ 0	$ 0
Unrealized gains on marketable securities, net of tax	234	159	0
Unrealized gains (losses) on derivative instruments, net of tax	$ (492)	$ (100)	$ (93)